Prepayments and Other Assets (Tables)	12 Months Ended
Dec. 31, 2023
Prepayments and Other Assets [Abstract]
Schedule of Prepayments and Other Assets
(In thousands)	December 31, 2022	December 31, 2023
Prepayments	2,850	4,057
Deposits	1,215	1,330
VAT recoverable	715	1,061
Others	163	196
Total of prepayments and other assets	4,943	6,644

Schedule of Current and Non Current Prepayments and Other Assets
(In thousands)	December 31, 2022	December 31, 2023
Current	4,255	6,416
Non-current	688	228
Total of prepayments and other assets	4,943	6,644